Document and Entity Information	0 Months Ended
Jul. 15, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 15, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jul. 14, 2014
Document Effective Date	Jul. 15, 2014
Prospectus Date	Jul. 15, 2014
American Beacon Bahl & Gaynor Small Cap Growth Fund (Prospectus Summary) | American Beacon Bahl & Gaynor Small Cap Growth Fund | A Class
Risk/Return:
Trading Symbol	GBSAX
American Beacon Bahl & Gaynor Small Cap Growth Fund (Prospectus Summary) | American Beacon Bahl & Gaynor Small Cap Growth Fund | C Class
Risk/Return:
Trading Symbol	GBSCX
American Beacon Bahl & Gaynor Small Cap Growth Fund (Prospectus Summary) | American Beacon Bahl & Gaynor Small Cap Growth Fund | Y Class
Risk/Return:
Trading Symbol	GBSYX
American Beacon Bahl & Gaynor Small Cap Growth Fund (Prospectus Summary) | American Beacon Bahl & Gaynor Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	GBSIX
American Beacon Bahl & Gaynor Small Cap Growth Fund (Prospectus Summary) | American Beacon Bahl & Gaynor Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	GBSPX